UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2007
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lone Pine Capital LLC
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Address:   Two Greenwich Plaza
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           Greenwich, Connecticut 06830
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           --------------------------------------------------

Form 13F File Number:  028-11152
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen F. Mandel, Jr.
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Title:     Managing Director, Portfolio Manager
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Phone:     (203) 618-1400
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Stephen F. Mandel, Jr.   Greenwich, Connecticut          2/14/08
       -------------------------    ---------------------------     ---------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        37
                                               -------------

Form 13F Information Table Value Total:        $7,955,827
                                               -------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE




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
                                              FORM 13F INFORMATION TABLE
       COLUMN 1                COLUMN 2         COLUMN 3   COLUMN 4         COLUMN 5    COLUMN 6   COLUMN 7         COLUMN 8


                                                            VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS      CUSIP   (x$1000)    PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE       SHARED NONE
----------------------------- ---------------  --------- ---------  ---------- --- ---- ---------- -------- -----------  ------ ----
AMERICA MOVIL SAB DE CV       SPON ADR L SHS   02364W105  797,971   12,998,391  SH       SOLE                12,998,391     0    0
AMERICAN EAGLE OUTFITTERS NE  COM              02553E106  177,507    8,546,293  SH       SOLE                 8,546,293     0    0
APPLE INC                     COM              037833100  120,159      606,618  SH       SOLE                   606,618     0    0
BROOKFIELD ASSET MGMT INC     CL A LTD VT SH   112585104   30,085      843,428  SH       SOLE                   843,428     0    0
BROOKFIELD ASSET MGMT INC     CL A LTD VT SH   112585104  407,108   11,447,842  SH       SOLE                11,447,842     0    0
BUNGE LIMITED                 COM              G16962105   64,026      550,000  SH  PUT  SOLE                   550,000     0    0
BURLINGTON NORTHN SANTA FE C  COM              12189T104  302,625    3,636,004  SH       SOLE                 3,636,004     0    0
CAREER EDUCATION CORP         COM              141665109    6,408      254,900  SH  PUT  SOLE                   254,900     0    0
CARMAX INC                    COM              143130102  101,820    5,155,456  SH       SOLE                 5,155,456     0    0
CME GROUP INC                 COM              12572Q105  308,995      450,430  SH       SOLE                   450,430     0    0
COACH INC                     COM              189754104  346,412   11,328,047  SH       SOLE                11,328,047     0    0
DELTEK INC                    COM              24784L105   28,374    1,863,014  SH       SOLE                 1,863,014     0    0
DICKS SPORTING GOODS INC      COM              253393102  156,332    5,631,546  SH       SOLE                 5,631,546     0    0
E M C CORP MASS               COM              268648102  264,582   14,278,599  SH       SOLE                14,278,599     0    0
EAGLE MATERIALS INC           COM              26969P108  162,873    4,590,559  SH       SOLE                 4,590,559     0    0
EASTMAN KODAK CO              COM              277461109   25,151    1,150,000  SH  PUT  SOLE                 1,150,000     0    0
FASTENAL CO                   COM              311900104  318,494    7,879,607  SH       SOLE                 7,879,607     0    0
FIDELITY NATL INFORMATION SV  COM              31620M106  125,013    3,005,849  SH       SOLE                 3,005,849     0    0
GOOGLE INC                    CL A             38259P508  620,643      897,558  SH       SOLE                   897,558     0    0
INFOSYS TECHNOLOGIES LTD      SPONSORED ADR    456788108  175,293    3,864,488  SH       SOLE                 3,864,488     0    0
INTERCONTINENTALEXCHANGE INC  COM              45865V100  260,572    1,353,621  SH       SOLE                 1,353,621     0    0
MASTERCARD INC                CL A             57636Q104  213,288      991,113  SH       SOLE                   991,113     0    0
MSC INDL DIRECT INC           CL A             553530106  190,924    4,717,664  SH       SOLE                 4,717,664     0    0
MSCI INC                      CL A             55354G100      872       22,700  SH       SOLE                    22,700     0    0
NUTRI SYS INC NEW             COM              67069D108   19,388      718,600  SH  PUT  SOLE                   718,600     0    0
OVERSTOCK COM INC DEL         COM              690370101    9,862      635,000  SH  PUT  SOLE                   635,000     0    0
PHARMERICA CORP               COM              71714F104    5,648      406,897  SH       SOLE                   406,897     0    0
PRICELINE COM INC             COM NEW          741503403  358,703    3,122,957  SH       SOLE                 3,122,957     0    0
QUALCOMM INC                  COM              747525103  646,203   16,421,924  SH       SOLE                16,421,924     0    0
SAIC INC                      COM              78390X101  147,179    7,315,071  SH       SOLE                 7,315,071     0    0
SANDRIDGE ENERGY INC          COM              80007P307  235,135    6,557,039  SH       SOLE                 6,557,039     0    0
SCHLUMBERGER LTD              COM              806857108  401,930    4,085,900  SH       SOLE                 4,085,900     0    0
SINA CORP                     ORD              G81477104   15,207      343,190  SH       SOLE                   343,190     0    0
SOUTHWESTERN ENERGY CO        COM              845467109  568,525   10,203,244  SH       SOLE                10,203,244     0    0
SRA INTL INC                  CL A             78464R105   31,676    1,075,600  SH       SOLE                 1,075,600     0    0
VULCAN MATLS CO               COM              929160109  280,450    3,545,961  SH       SOLE                 3,545,961     0    0
WNS HOLDINGS LTD              SPON ADR         92932M101   30,394    1,858,966  SH       SOLE                 1,858,966     0    0
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